Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)